CAPITAL AND OTHER COMPONENTS OF EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 09, 2021 shares	Aug. 31, 2021 shares	Sep. 09, 2020 shares	Aug. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 14, 2019 shares	Jul. 31, 2019 shares	Mar. 02, 2016 shares
Disclosure Of Capital And Other Components Of Equity [Line Items]
Repurchase amount, percentage						5.00%		5.00%			5.00%
Gross proceeds from shares issued	$ 31,641	$ 25,129
Common shares purchased by underwriters	220,110	220,110
Net proceeds from equity financing | $		$ 23,275	$ 23,275	$ 0
Underwriters fees and expenses | $		$ 1,854
Number of shares eligible to be repurchased under Normal Course Issuer Bid					746,992		661,370			679,034
Common shares issued						14,939,842		13,227,407			13,580,692
Common shares outstanding						14,939,842		13,227,407			13,580,692	15,298,602
Shares repurchased and cancelled | $				$ (1,042)
Share Capital [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Common shares outstanding			14,942,792	13,227,407					13,241,516
Shares issued, net of issuance costs and taxes	1,687,510	1,687,510	1,687,510
Shares issued during period, price per share | $ / shares	$ 18.75
Shares repurchased and cancelled (shares)				(67,483)
Shares repurchased and cancelled | $				$ (238)
Contributed Surplus [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Shares repurchased and cancelled | $				$ (804)